UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME/LOSS - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Revenues		$ 7,959,494	$ 13,136,588
Cost of revenues		(1,424,240)	(1,645,559)
Gross profit		6,535,254	11,491,029
Operating expenses:
Selling and marketing expenses		(1,127,725)	(1,168,576)
General and administrative expenses		(8,677,640)	(3,205,845)
Research and development expenses		(7,180,293)	(2,027,439)
Total operating expenses		(16,985,658)	(6,401,860)
Income from operations		(10,450,404)	5,089,169
Interest expense		(358,215)	(238,919)
Interest income		762	264
Subsidy income		56,968	265
Other expenses, net		(49,107)	5,627
Income/(loss) before income tax		(10,799,996)	4,856,406
Income tax provision		(559,131)	(481,279)
Net income/(loss)		(11,359,127)	4,375,127
Less: Net income/(loss) attributable to non-controlling interests		(65,232)	(44,860)
Net income/(loss) attributable to Baird Medical Investment Holdings Limited's shareholders		(11,293,895)	4,330,267
Other comprehensive loss
Foreign currency translation adjustment		893,939	(828,730)
Total comprehensive income/(loss)		(10,465,188)	3,546,397
Non-controlling interests		(65,232)	(44,860)
Comprehensive income/(loss) attributable to Baird Medical Investment Holdings Limited's shareholders		$ (10,399,956)	$ 3,501,537
Net income/(loss) per share - basic (in dollars per share)	[1]	$ (0.43)	$ 0.17
Net income/(loss) per share - diluted (in dollars per share)	[1]	$ (0.43)	$ 0.17
Weighted average number of shares - basic	[1]	26,402,382	25,555,096
Weighted average number of shares - diluted	[1]	26,402,382	25,555,096
General and administrative expenses
Other comprehensive loss
Stock-based compensation expenses included in General and administrative expenses		$ (6,328,781)

[1]	Shares related information for all periods retrospectively reflect the adjustments for Reverse Recapitalization (Note 3).